UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5348
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2007

Item 1. Report to Stockholders.

FundX Upgrader Funds

FundX Upgrader Fund
FundX Aggressive Upgrader Fund
FundX Conservative Upgrader Fund
FundX Flexible Income Fund

Semi-Annual Report
April 30, 2007

FUNDX UPGRADER FUNDS

April 30, 2007

Dear Shareholders,

Thank you for your continued support of the FundX Upgrader Funds. We are so proud that you have chosen us to manage your fund portfolios.

MARKET PERSPECTIVE

The first three months of 2007 saw the steepest one-day declines in years followed by a strong April. In fact, almost all the U.S. stock market gains for 2007 came in April.

The Dow Jones Industrial Average (DJIA) scaled new peaks, surging 5.8% in April to set an all-time high, and this brought the large-cap index into positive territory for the year, up 5.6%.  The broader S&P 500 index gained 4.4% for April, and is now up 5.1% for the year.  The Russell 2000 Small Cap Index gained 1.7% and is now ahead 3.4% for the year.

Last year’s market declines were deeper than what we’ve seen in 2007 thus far. From May to mid-June 2006, the broad market, as measured by the S&P 500, lost 8%, emerging markets, as measured by the MSCI Emerging Markets index lost 24% and small caps, as measured by the Russell 2000 Small Cap Index, lost nearly 14%.

Funds concentrating in those areas had led the market for most of the previous five years, but they tumbled faster and further when the markets sold off. This panic also turned out to be short-lived, and within a couple of months the previous leaders returned.  By year-end virtually all segments recovered and most produced sizeable gains.

INTERNATIONAL FUNDS CONTINUE TO LEAD

International funds continue to dominate the top of our performance-based ranks, extending a winning streak that has continued for four years, from late 2003 to date.  Year-to-date through April 30, 2007, the Dow World Index is up 6.7% while the Dow World Index excluding the U.S. is up 8.2%.

Many conventional portfolios have a “home” bias, but the FundX Upgrader Funds invest in the funds that are highly ranked in our performance-based scoring system. Due to the continued outperformance of overseas funds, most of the FundX Upgrader Funds of funds have significant international exposure. At the end of the first quarter, the FundX Upgrader Fund (FUNDX) and the FundX Aggressive Upgrader Fund (HOTFX) had roughly 75 and 80%, respectively, invested overseas. The FundX Conservative Upgrader Fund (RELAX) had over 40% in foreign companies.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

FUNDX UPGRADER FUND (FUNDX)

In the six-months ending April 30, 2007, FUNDX benefited from continued strong performance from international funds and especially emerging markets, China and Latin America.  FundX gained 14.59% from October 31, 2006 to April 30, 2007.

Total fund net assets grew from $656 million to $806 million, despite a bumpy ride late February and early March. On February 27, 2007, for example, iShares Xinhua China (FXI) lost -9.87% in one day. But for the full six-months ending April 30, 2007, FXI returned 24.6%.

One of the benefits of our disciplined approach to the Upgrading strategy is our tendency to move incrementally in response to changes in our rankings and avoid the temptation to react to broad market volatility or short-lived gyrations. We believe we can actively manage portfolio risk by limiting our exposure to concentrated funds and funds with greater historical volatility.

Our largest realized loss of the period was over -20% from a relatively small investment (less than 0.5% of assets) in iPath MSCI India (INP).

Our largest percentage gains came from iShares MSCI Brazil Index Fund (EWZ), iShares MSCI Germany Index Fund (EWG), iShares MSCI Netherlands Index Fund (EWN), and Blackrock International Opportunities Portfolio – Service Class (BREAX), each of which gained more than 25%. Our best performing new purchases for the period were iShares MSCI Sweden Index Fund (EWD) and PowerShares International Dividend Achievers Portfolio (PID).

Our largest holdings, iShares MSCI EMU Index Fund (EZU) and iShares S&P Europe 350 Index Fund (IEV), returned 20.30% and 16.81% respectively.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

FUNDX AGGRESSIVE UPGRADER FUND (HOTFX)

In the six-months ending April 30, 2007, HOTFX benefited from continued strong performance from international funds and especially emerging markets, China and Latin America. HOTFX gained 15.56% from October 31, 2006 to April 30, 2007.

Total fund net assets increased from $235 million to $267 million, despite a bumpy ride late February and early March. On February 27, 2007, for example, iShares FTSE/Xinhua China 25 Index Fund (FXI) lost -9.87% in one day. But for the full six-months ending April 30, 2007, FXI returned 24.6%.

One of the benefits of our disciplined approach to the Upgrading strategy is our tendency to move incrementally in response to changes in our rankings and avoid the temptation to react to broad market volatility or short-lived gyrations. What differentiates HOTFX from FUNDX is our willingness to allocate a greater percentage of fund assets to more speculative funds including funds that concentrate in specific countries or sectors.

Our largest realized loss of the period was -18.55% from a relatively small investment (less than 2% of assets) in iPath MSCI India Index Fund (INP).

Our largest percentage gains came from iShares MSCI Sweden Index Fund (EWD), iShares MSCI Germany Index Fund (EWG), iShares MSCI Singapore Index Fund (EWS), iShares MSCI Netherlands Index Fund (EWN), and Oppenheimer International Small Company Fund – Class A (OSMAX), each of which gained more than 25%. Our best performing new purchases for the period was iShares MSCI Malaysia Index Fund (EWM) which gained 26.65%.

Our largest holdings, iShares MSCI EMU Index Fund (EZU), Vanguard Euro Stock ETF (VGK), iShares Germany Index Fund (EWG) and iShares S&P Europe 350 Index Fund (IEV) returned 20.28%, 17.72%, 26.64% and 16.21% respectively.

FUNDX CONSERVATIVE UPGRADER FUND (RELAX)

In the six-months ending April 30, 2007, RELAX benefited from continued strong performance from international funds.  RELAX returned 10.23% from October 31, 2006 to April 30, 2007.  Total fund net assets grew from $78 million to $101 million.

One of the benefits of our disciplined approach to the Upgrading strategy is our tendency to move incrementally in response to changes in our rankings and avoid the temptation to react to broad market volatility or short-lived gyrations. We manage portfolio risk by limiting our exposure to concentrated funds and funds with greater historical volatility. In RELAX, we avoid funds from our most speculative risk classes altogether.

Our only loss for the period was -7.65% from recently purchased Vanguard REIT Index ETF (VNQ).

Our largest percentage gains came from iShares MSCI EMU Index Fund (EZU), and Blackrock International Opportunities Portfolio – Service Class (BREAX), each of which gained more than 20%.

Our largest holdings were total return oriented Class 4 funds iShares Cohen & Steers Realty Majors Index Fund (ICF), streetTRACKS Wilshire REIT ETF (RWR), iShares Dow Jones U.S. Real Estate Index Fund (IYR) and Matthews Asian Growth & Income Fund (MACSX).

FUNDX FLEXIBLE INCOME FUND (INCMX)

Recent stock market volatility highlights the need for a relatively conservative portfolio like INCMX.  For the six-months ending April 30, 2007, INCMX gained 5.66%.  The most significant change to the portfolio was a reduction in short-term bond funds in favor of adding to high-yield bond funds, foreign bond funds and select Class 4 funds.

The largest contributors to our performance were Matthews Asian Growth and Income Fund (MACSX) which gained 12.62% and John Hancock High Yield Fund – Class A (JHHBX) which gained 10.18%. None of our holdings lost money for the period of this report.

As always, we remain vigilant and disciplined in our execution of the Upgrading strategy in each of the FundX Upgrader Funds. We are grateful for the confidence you have placed in our funds and our strategy.

Thank you for entrusting us with your investment assets,

Janet Brown
President, DAL Investment Company
Adviser to the FundX Upgrader Funds

Please refer to the following page for important disclosure information.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

Past performance is not a guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible. Because each of the Funds is a “fund of funds,” an investor will indirectly bear the principal risks of the underlying funds, including but not limited to, risks associated with smaller companies, foreign securities, emerging markets, nondiversification, high yield bonds, fixed income investments, and short sales. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Funds may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods.

The information provided in this letter represents the opinion of Janet Brown and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the Schedule of Investments on page 7 of this report for further sector and holding information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Dow Jones Industrial Average is a weighted average of 30 of the largest stocks on the New York Stock Exchange. The Russell 2000 Small Cap index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global merging markets. The Dow Jones World Index is a broad market index that includes stocks from 34 countries, 10 economic sectors, 18 market sectors, 40 industry groups and 70 subgroups as defined by the Dow Jones Global Industry Classification Structure. The Dow Jones World Developed-Ex.U.S. Index represents 95% of free-float market capitalization for developed countries excluding the U.S. You cannot invest directly in an index.

HOW WE CLASSIFY FUNDS

CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The FundX Upgrader Funds are distributed by Quasar Distributors, LLC. (6/07)

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FUNDX UPGRADER FUNDS

ALLOCATION OF PORTFOLIO AT APRIL 30, 2007 (UNAUDITED)

FundX Upgrader Fund	FundX Aggressive Upgrader Fund

FundX Conservative Upgrader Fund	FundX Flexible Income Fund

* Cash equivalents and other assets less liabilities.

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

As a shareholder of the FundX Upgrader Funds (the ÒFundsÓ), you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/06 – 4/30/07).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently, the Funds’ transfer agent charges a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem those shares that have been held

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FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED), CONTINUED

for less than 30 days.  Investment Retirement Accounts (ÒIRAÓ) will be charged a $15.00 annual maintenance fee.  To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the examples below.  The examples below include, but are not limited to, investment advisory, shareholder servicing, fund accounting, custody and transfer agent fees.  However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled ÒExpenses Paid During PeriodÓ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

FundX Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/06	Value 4/30/07	11/1/06 – 4/30/07*
Actual	$1,000	$1,146	$5.91
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$5.56

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.11% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FundX Aggressive Upgrader Fund

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/06	Value 4/30/07	11/1/06 – 4/30/07*
Actual	$1,000	$1,156	$6.36
Hypothetical (5% annual return before expenses)	$1,000	$1,019	$5.96

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.19% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED), CONTINUED

FUNDX CONSERVATIVE UPGRADER FUND

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/06	Value 4/30/07	11/1/06 – 4/30/07*
Actual	$1,000	$1,102	$6.78
Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.51

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.30% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

FUNDX FLEXIBLE INCOME FUND

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 11/1/06	Value 4/30/07	11/1/06 – 4/30/07*
Actual	$1,000	$1,057	$4.84
Hypothetical (5% annual return before expenses)	$1,000	$1,020	$4.76

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.95% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED)

Shares		Value
	Investment Companies: 99.9%
	Class 1 & 2 Funds: 30.4%^
349,344	AllianceBernstein Real Estate Fund - Class A	$9,697,779
123,564	Alpine International Real Estate Equity Fund	5,546,799
296,015	Columbia Acorn International Fund - Class Z	13,066,093
341,484	Columbia Real Estate Equity Fund - Class Z	7,973,659
780,204	Excelsior Emerging Markets Fund - Service Class	11,539,224
130,767	Fidelity Latin American Fund	6,356,597
366,400	iShares Dow Jones U.S. Telecommunications Fund	11,644,192
196,950	iShares FTSE/Xinhua China 25 Index Fund	20,736,866
470,049	iShares MSCI Australia Index Fund	12,738,328
173,700	iShares MSCI Austria Index Fund	7,034,850
67,600	iShares MSCI Belgium Index Fund	1,879,956
36,402	iShares MSCI Brazil Index Fund	1,913,289
89,950	iShares MSCI France Index Fund	3,404,607
370,150	iShares MSCI Germany Index Fund	11,615,307
822,106	iShares MSCI Malaysia Index Fund	9,363,787
161,086	iShares MSCI Mexico Index Fund	8,914,499
88,500	iShares MSCI Netherlands Index Fund	2,716,065
60,176	iShares MSCI Pacific ex-Japan Index Fund	8,399,968
960,855	iShares MSCI Singapore Index Fund	12,231,684
196,726	iShares MSCI Spain Index Fund	11,166,168
163,224	iShares MSCI Sweden Index Fund	6,052,346
68,700	iShares MSCI Switzerland Index Fund	1,867,266
485,600	iShares MSCI United Kingdom Index Fund	12,067,160
65,822	iShares S&P Global Telecommunications Sector Index Fund	4,470,630
56,985	iShares S&P Latin America 40 Index Fund	10,746,801
130,900	Materials Select Sector SPDR Fund	5,055,358
267,473	Matthews China Fund	6,946,285
323,022	Oppenheimer International Small Company Fund - Class A	9,755,258
128,147	T. Rowe Price Emerging Europe & Mediterranean Fund	4,390,324
50,000	Utilities Select Sector SPDR Fund	2,082,500
44,970	Vanguard Telecommunication Services ETF	3,486,524
	Total Class 1 & 2 Funds: 30.4%^
	(Cost $201,463,849)	244,860,169
	Class 1 & 2 Funds: 30.4%^
1,823,085	AllianceBernstein International Value Fund - Class A	43,043,047
589,931	BlackRock International Opportunities Portfolio - Service Class	26,541,009
1,744,379	BlackRock Mid-Cap Value Fund - Institutional Class	25,066,718
653,126	Columbia Acorn Select Fund - Class Z	19,384,781
64,829	Dodge & Cox International Stock Fund	3,068,975
1,141,148	Goldman Sachs Structured International Equity Fund - Class A	18,429,541
467,666	iShares MSCI EAFE Index Fund	37,020,441
282,500	iShares MSCI EAFE Value Index Fund	21,780,750
431,475	iShares MSCI EMU Index Fund	49,619,625

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED), CONTINUED

Shares		Value
	Investment Companies: 99.9%, Continued
	Class 3 Funds: 69.5%^, Continued
113,171	iShares Russell Midcap Value Index Fund	$17,864,042
411,984	iShares S&P Europe 350 Index Fund	47,336,962
926,523	Julius Baer International Equity Fund - Class A	43,138,899
137,818	Laudus International MarketMasters Select Fund	3,129,851
47,004	Oakmark International Fund - Class I	1,294,477
617,907	Oppenheimer Small & Mid Cap Value Fund - Class A	25,377,432
442,975	PowerShares International Dividend Achievers Portfolio	8,921,516
1,689,434	SSgA International Stock Selection Fund	25,003,627
91,617	streetTRACKS Dow Jones Europe Stoxx 50 ETF	5,497,936
163,796	Thornburg Core Growth Fund - Class I*	3,169,456
669,425	Thornburg International Value Fund - Class A	20,772,252
928,781	Thornburg Value Fund - Class A	38,284,335
650,610	Vanguard European Stock ETF	48,795,750
524,408	Vanguard International Value Fund - Investor Class	22,643,937
128,529	Weitz Value Fund	5,272,264
	Total Class 3 Funds
	(Cost $472,942,877)	560,457,623
	Total Investment Companies
	(Cost $674,406,726)	805,317,792
	Short-Term Investment: 0.1%
1,219,545	Fidelity Institutional Money Market Portfolio
1,219,545
	Total Short-Term Investment
	(Cost $1,219,545)	1,219,545
	Total Investments: 100.0%
	(Cost $675,626,271)	806,537,337
	Liabilities in Excess of Other Assets: (0.0)%	(384,921)
	Net Assets: 100.0%	$806,152,416

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS

Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like Òemerging marketsÓ- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK

Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED)

Shares		Value
	Investment Companies: 99.8%
	Class 1 & 2 Funds: 60.1%^
178,386	AllianceBernstein Real Estate Fund - Class A	$4,952,008
113,630	Alpine International Real Estate Equity Fund	5,100,843
143,414	Columbia Acorn International Fund - Class Z	6,330,314
293,456	Columbia Real Estate Equity Fund - Class Z	6,852,190
78,279	Driehaus Emerging Markets Growth Fund	3,302,594
329,625	Excelsior Emerging Markets Fund - Service Class	4,875,158
20,292	Federated International Small Company Fund - Class A*	1,002,029
190,500	iShares Dow Jones U.S. Telecommunications Fund	6,054,090
85,820	iShares FTSE/Xinhua China 25 Index Fund	9,035,988
274,275	iShares MSCI Australia Index Fund	7,432,852
174,950	iShares MSCI Austria Index Fund	7,085,475
84,400	iShares MSCI Belgium Index Fund	2,347,164
33,450	iShares MSCI Brazil Index Fund	1,758,132
86,850	iShares MSCI France Index Fund	3,287,273
247,809	iShares MSCI Germany Index Fund	7,776,246
605,930	iShares MSCI Malaysia Index Fund	6,901,543
131,850	iShares MSCI Mexico Index Fund	7,296,579
98,000	iShares MSCI Netherlands Index Fund	3,007,620
51,411	iShares MSCI Pacific ex-Japan Index Fund	7,176,461
612,950	iShares MSCI Singapore Index Fund	7,802,853
125,220	iShares MSCI Spain Index Fund	7,107,487
178,323	iShares MSCI Sweden Index Fund	6,612,217
106,400	iShares MSCI Switzerland Index Fund	2,891,952
184,200	iShares MSCI United Kingdom Index Fund	4,577,370
18,292	iShares S&P Global Telecommunications Sector Index Fund	1,242,393
11,193	iShares S&P Latin America 40 Index Fund	2,110,888
95,020	Materials Select Sector SPDR Fund	3,669,672
295,768	Matthews China Fund	7,681,088
177,789	Oppenheimer International Small Company Fund - Class A	5,369,221
61,098	PowerShares Golden Dragon Halter USX China Portfolio	1,301,998
105,074	T. Rowe Price Emerging Europe & Mediterranean Fund	3,599,839
37,200	Utilities Select Sector SPDR Fund	1,549,380
46,251	Vanguard Telecommunication Services ETF	3,585,840
	Total Class 1 & 2 Funds
	(Cost $133,752,002)	160,676,757
	Class 3 Funds: 39.7%^
318,507	AllianceBernstein International Value Fund - Class A	7,519,939
139,041	BlackRock International Opportunities Portfolio - Service Class	6,255,452
144,921	BlackRock Mid-Cap Value Fund - Institutional Class	2,082,517
105,510	Columbia Acorn Select Fund - Class Z	3,131,532
100,250	iShares MSCI EAFE Index Fund	7,935,790
112,108	iShares MSCI EAFE Value Index Fund	8,643,527
96,150	iShares MSCI EMU Index Fund	11,057,250

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED), Continued

Shares		Value
	Investment Companies: 99.8%, Continued
	Class 3 Funds: 39.7%^, Continued
13,000	iShares Russell Midcap Value Index Fund	$2,052,050
84,172	iShares S&P Europe 350 Index Fund	9,671,363
156,260	Julius Baer International Equity Fund - Class A	7,275,452
14,184	MainStay ICAP International Fund - Class I	600,144
52,848	Oppenheimer Small & Mid Cap Value Fund - Class A	2,170,466
170,800	PowerShares International Dividend Achiever Fund	3,439,912
158,335	SSgA International Stock Selection Fund	2,343,361
109,833	T. Rowe Price International Growth & Income Fund	2,093,417
105,845	Thornburg Core Growth Fund - Class I*	2,048,091
131,622	Thornburg International Value Fund - Class A	4,084,228
154,263	Thornburg Value Fund - Class A	6,358,739
140,680	Vanguard European Stock ETF	10,551,000
122,740	Vanguard International Value Fund - Investor Class	5,299,892
38,418	Weitz Value Fund	1,575,926
	Total Class 3 Funds
	(Cost $89,665,807)	106,190,048
	Total Investment Companies
	(Cost $223,417,809)	266,866,805
	Short-Term Investment: 1.1%
2,812,786	Fidelity Institutional Money Market Portfolio	2,812,786
	Total Short-Term Investment
	(Cost $2,812,786)	2,812,786
	Total Investments: 100.9%
	(Cost $226,230,595)	269,679,591
	Liabilities in Excess of Other Assets: (0.9)%	(2,332,154)
	Net Assets: 100.0%	$267,347,437

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS

Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like Òemerging marketsÓ- countries with less stable developing economies.

CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK

Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.

CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED)

Shares		Value
	Investment Companies: 99.8%
	Class 3 Funds: 50.8%^
131,017	AllianceBernstein International Value Fund - Class A	$3,093,312
87,856	BlackRock International Opportunities Portfolio - Service Class	3,952,652
179,055	BlackRock Mid-Cap Value Fund - Institutional Class	2,573,023
132,993	Columbia Acorn Select Fund - Class Z	3,947,242
45,050	iShares MSCI EAFE Index Fund	3,566,158
37,650	iShares MSCI EAFE Value Index Fund	2,902,815
35,542	iShares MSCI EMU Index Fund	4,087,330
5,350	iShares Russell Midcap Value Index Fund	844,497
18,300	iShares S&P Europe 350 Index Fund	2,102,670
77,244	Julius Baer International Equity Fund - Class A	3,596,494
63,434	Oppenheimer Small & Mid Cap Value Fund - Class A	2,605,245
17,457	Pioneer Equity-Income Fund - Class A	588,128
57,175	PowerShares International Dividend Achievers Portfolio	1,151,505
174,729	SSgA International Stock Selection Fund	2,585,987
149,188	T. Rowe Price International Growth & Income Fund	2,843,533
27,388	Thornburg Core Growth Fund - Class I*	529,959
37,710	Thornburg International Value Fund - Class A	1,170,147
63,225	Thornburg Value Fund - Class A	2,606,147
45,204	Vanguard European Stock ETF	3,390,300
18,297	Vanguard International Value Fund - Investor Class	790,073
59,333	Weitz Value Fund	2,433,856
	Total Class 3 Funds
	(Cost $44,515,953)	51,361,073
	Class 4 Funds: 49.0%^
231,507	Alpine Dynamic Dividend Fund	3,148,496
268,938	American Century Utilities Fund - Investor Class	4,908,115
75,387	Fidelity Convertible Securities Fund	2,057,305
48,131	Fidelity International Discovery Fund	1,971,450
42,897	Fidelity Real Estate Investment Portfolio	1,618,085
157,953	Fidelity Utilities Fund	3,299,634
105,311	Heartland Value Plus Fund	3,097,210
57,079	iShares Cohen & Steers Realty Majors Index Fund	5,887,128
59,125	iShares Dow Jones U.S. Real Estate Index Fund	5,054,596
253,301	Matthews Asian Growth & Income Fund	4,997,630
207,904	Old Mutual Heitman Reit Fund - Class Z	3,178,854
67,659	streetTRACKS Dow Jones Wilshire REIT ETF	6,115,020
180,763	TCW Dividend Focused Fund - Class N	2,552,367
20,214	Vanguard REIT Index ETF	1,601,959
	Total Class 4 Funds
	(Cost $44,149,071)	49,487,849
	Total Investment Companies
	(Cost $88,665,024)	100,848,922

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED), CONTINUED

Shares		Value
	Short-Term Investment: 0.0%
553	Fidelity Institutional Money Market Portfolio	$553
	Total Short-Term Investment
	(Cost $553)	553
	Total Investments: 99.8%
	(Cost $88,665,577)	100,849,475
	Other Assets in Excess of Liabilities: 0.2%	241,274
	Net Assets: 100.0%	$101,090,749

^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS

Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

CLASS 4: TOTAL RETURN (BALANCED) FUNDS

Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT APRIL 30, 2007 (UNAUDITED)

Shares		Value
	Investment Companies: 98.8%
	Class 4 Funds: 28.5%^
208,197	Buffalo Balanced Fund	$2,519,189
140,593	Fidelity Real Estate Income Fund	1,706,801
187,714	Gateway Fund	5,240,978
165,873	Kensington Select Income Fund - Class A	5,903,431
303,205	Matthews Asian Growth & Income Fund	5,982,226
439,499	Merger Fund	7,102,300
210,083	Permanent Portfolio	7,107,102
	Total Class 4 Funds
	(Cost $33,668,788)	35,562,027

	Class 5 Funds: 70.3%^
566,202	Eaton Vance Floating-Rate & High Income Fund - Advisor Class	5,514,805
662,933	Eaton Vance Floating Rate Fund - Class I	6,549,779
669,634	Eaton Vance Strategic Income Fund - Class A	5,330,283
67,888	Fidelity Advisor Strategic Income Fund - Class T	805,151
374,446	Fidelity Capital & Income Fund	3,437,415
1,860,291	John Hancock High-Yield Fund - Class A	10,585,053
623,391	Loomis Sayles Bond Fund - Institutional Class	9,163,846
413,103	Loomis Sayles Global Bond Fund - Institutional Class	6,514,630
1,640,103	MainStay High-Yield Corporate Bond Fund - Class A	10,742,674
1,380,661	Oppenheimer Strategic Income Fund - Class A	6,088,717
328,029	PIMCO Emerging Markets Bond Fund - Class D	3,680,491
632,115	PIMCO Floating Income Fund - Class D	6,681,460
593,712	Pioneer High Yield Fund - Class A	6,708,944
222,504	Pioneer Strategic Income Fund - Class A	2,347,415
311,465	Western Asset Core Bond Fund - Institutional Class	3,544,476
	Total Class 5 Funds
	(Cost $85,302,574)	87,695,139
	Total Investment Companies
	(Cost $118,971,362)	123,257,166
	Short-Term Investment: 0.2%
202,948	Fidelity Institutional Money Market Portfolio	202,948
	Total Short-Term Investment
	(Cost $202,948)	202,948
	Total Investments: 99.0%
	(Cost $119,174,310)	123,460,114
	Other Assets in Excess of Liabilities: 1.0%	1,210,712
	Net Assets: 100.0%	$124,670,826

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS

Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

CLASS 5: FIXED INCOME (BOND) FUNDS

Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity.  Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT APRIL 30, 2007 (UNAUDITED)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
ASSETS
Investments in securities, at value
(identified cost $675,626,271, $226,230,595,
$88,665,577 and $119,174,310, respectively) (Note 2)	$806,537,337	$269,679,591	$100,849,475	$123,460,114
Receivables:
Investment securities sold	—	—	733,442	0
Fund shares sold	1,972,101	597,817	91,401	1,421,256
Dividends and interest	9,180	6,343	18,047	361,163
Prepaid expenses	51,756	26,383	13,363	15,518
Total assets	808,570,374	270,310,134	101,705,728	125,258,051

LIABILITIES
Payables:
Investment securities purchased	—	2,525,873	16,123	450,052
Fund shares redeemed	1,691,768	169,620	83,917	28,404
Due to custodian (Note 7)	—	—	394,000	—
Investment advisory fees	630,613	216,249	85,685	79,394
Administration fees	—	—	1,562	—
Custody fees	11,011	3,194	—	—
Fund accounting fees	33,430	6,115	2,608	3,036
Transfer agent fees	37,190	31,965	14,833	12,569
Chief compliance officer fees	71	71	71	71
Other accrued expenses	13,875	9,610	16,179	13,699
Total liabilities	2,417,958	2,962,697	614,979	587,225
NET ASSETS	$806,152,416	$267,347,437	$101,090,749	$124,670,826

Net assets applicable to shares outstanding	$806,152,416	$267,347,437	$101,090,749	$124,670,826
Shares outstanding; unlimited number of
shares authorized without par value	18,637,859	5,455,650	2,691,854	4,135,989
Net asset value, offering and redemption price per share	$43.25	$49.00	$37.55	$30.14

COMPONENTS OF NET ASSETS
Paid-in capital	$646,298,119	$213,971,847	$85,376,813	$119,373,636
Undistributed (accumulated) net investment income (loss)	(602,313)	(672,539)	(24,507)	1,302,702
Accumulated net realized gain (loss) on investments	29,545,544	10,599,133	3,554,545	(291,316)
Net unrealized appreciation on investments	130,911,066	43,448,996	12,183,898	4,285,804
Net assets	$806,152,416	$267,347,437	$101,090,749	$124,670,826

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)

	FundX	FundX Aggressive	FundX Conservative	FundX Flexible
	Upgrader Fund	Upgrader Fund	Upgrader Fund	Income Fund
INVESTMENT INCOME
Dividends	$13,419,870	$4,261,229	$1,517,015	$3,011,966
Interest	80,336	28,251	12,063	10,218
Total investment income	13,500,206	4,289,480	1,529,078	3,022,184

EXPENSES (NOTE 3)
Advisory fees	3,513,506	1,241,200	445,622	350,877
Transfer agent fees	278,001	106,069	42,110	45,985
Administration fees	176,611	60,755	22,014	24,811
Fund accounting fees	57,217	23,078	9,913	7,499
Registration fees	36,945	24,755	10,651	11,468
Interest expense (Note 7)	32,989	23,220	3,458	2,208
Custody fees	32,052	10,610	4,126	5,211
Reports to shareholders	20,447	8,758	4,082	2,480
Trustee fees	12,735	6,084	4,021	4,128
Miscellaneous expense	10,101	6,570	4,960	4,959
Audit fees	10,076	9,580	8,678	8,678
Insurance expense	6,773	1,859	867	793
Legal fees	4,464	4,463	4,464	4,463
Chief compliance officer fees	892	892	892	892
Total expenses	4,192,809	1,527,893	565,858	474,452
Plus: prior year fees waived subject to recoupment	—	—	31,778	24,936
Less: expenses paid indirectly (Note 3)	(150,367)	(50,558)	(21,997)	(23,501)
Net expenses	4,042,442	1,477,335	575,639	475,887
Net investment income	9,457,764	2,812,145	953,439	2,546,297

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	13,572,681	4,954,966	1,851,646	11,549
Capital gain distributions from regulated investment companies	16,078,987	5,709,250	1,736,946	481,480
Change in net unrealized appreciation on investments	59,062,601	21,814,111	3,944,582	2,225,056
Net realized and unrealized gain on investments	88,714,269	32,478,327	7,533,174	2,718,085
Net increase in net assets resulting from operations	$98,172,033	$35,290,472	$8,486,613	$5,264,382

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$9,457,764	$(489,911)
Net realized gain on investments	13,572,681	35,676,854
Capital gain distributions from regulated investment companies	16,078,987	6,117,578
Change in net unrealized appreciation on investments	59,062,601	42,579,245
Net increase in net assets resulting from operations	98,172,033	83,883,766

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(10,060,077)	(142,337)
From net realized gain	(39,631,759)	(22,916,042)
Total distributions to shareholders	(49,691,836)	(23,058,379)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a) (b)	101,667,292	256,451,832
Total increase in net assets	150,147,489	317,277,219

NET ASSETS
Beginning of period	656,004,927	338,727,708
End of period	$806,152,416	$656,004,927
Accumulated net investment loss	$(602,313)	$—

(a)  Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2007		Year Ended
	(Unaudited)		October 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	4,530,965	$188,123,952	12,325,967	$474,091,410
Shares issued in reinvestment of distributions	1,190,069	48,340,616	607,865	22,436,301
Shares redeemed (b)	(3,263,465)	(134,797,276)	(6,263,115)	(240,075,879)
Net increase	2,457,569	$101,667,292	6,670,717	$256,451,832

(b)   Net of redemption fees of $21,044 and $200,977, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$2,812,145	$(202,813)
Net realized gain on investments	4,954,966	6,712,419
Capital gain distributions from regulated investment companies	5,709,250	1,525,074
Change in net unrealized appreciation on investments	21,814,111	13,743,631
Net increase in net assets resulting from operations	35,290,472	21,778,311

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,484,684)	—
From net realized gain	(7,068,381)	(3,799,391)
Total distributions to shareholders	(10,553,065)	(3,799,391)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	7,804,053	146,422,797
Total increase in net assets	32,541,460	164,401,717

NET ASSETS
Beginning of period	234,805,977	70,404,260
End of period	$267,347,437	$234,805,977
Accumulated net investment loss	$(672,539)	$—

(a)  Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2007		Year Ended
	(Unaudited)		October 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,635,248	$76,382,921	5,977,122	$252,027,286
Shares issued in reinvestment of distributions	223,329	10,266,426	90,580	3,693,834
Shares redeemed (b)	(1,714,728)	(78,845,294)	(2,604,293)	(109,298,323)
Net increase	143,849	$7,804,053	3,463,409	$146,422,797

(b)  Net of redemption fees of $20,027 and $302,712, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX CONSERVATIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months Ended
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$953,439	$372,110
Net realized gain on investments	1,851,646	2,443,930
Capital gain distributions from regulated investment companies	1,736,946	962,613
Change in net unrealized appreciation on investments	3,944,582	5,594,821
Net increase in net assets resulting from operations	8,486,613	9,373,474

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(977,946)	(468,614)
From net realized gain	(3,363,190)	(2,075,284)
Total distributions to shareholders	(4,341,136)	(2,543,898)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	18,598,566	27,674,305
Total increase in net assets	22,744,043	34,503,881

NET ASSETS
Beginning of period	78,346,706	43,842,825
End of period	$101,090,749	$78,346,706
Accumulated net investment loss	$(24,507)	$—

(a)  Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2007		Year Ended
	(Unaudited)		October 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	858,851	$31,360,314	1,377,870	$46,593,705
Shares issued in reinvestment of distributions	116,209	4,155,627	74,670	2,432,000
Shares redeemed (b)	(466,438)	(16,917,375)	(634,708)	(21,351,400)
Net increase	508,622	$18,598,566	817,832	$27,674,305

(b)  Net of redemption fees of $6,356 and $11,883, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX FLEXIBLE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$2,546,297	$2,461,753
Net realized gain (loss) on investments	11,549	(669,072)
Capital gain distributions from regulated investment companies	481,480	208,331
Change in net unrealized appreciation (depreciation) on investments	2,225,056	2,007,663
Net increase in net assets resulting from operations	5,264,382	4,008,675

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,077,507)	(1,484,200)
Total distributions to shareholders	(3,077,507)	(1,484,200)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)(b)	52,310,014	28,987,169
Total increase in net assets	54,496,889	31,511,644

NET ASSETS
Beginning of period	70,173,937	38,662,293
End of period	$124,670,826	$70,173,937
Undistributed net investment income	$1,302,702	$1,833,912

(a)   Summary of capital share transactions is as follows:

	Six Months Ended
	April 30, 2007		Year Ended
	(Unaudited)		October 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	2,231,938	$66,524,183	1,690,658	$48,279,338
Shares issued in reinvestment of distributions	103,958	3,039,732	52,336	1,460,182
Shares redeemed (b)	(581,668)	(17,253,901)	(725,787)	(20,752,351)
Net increase	1,754,228	$52,310,014	1,017,207	$28,987,169

(b)  Net of redemption fees of $12,597 and $6,820, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended
	April 30, 2007		Years Ended October 31,						Period Ended
	(Unaudited)		2006		2005	2004		2003	October 31, 2002(1)
Net asset value, beginning of period	$40.54		$35.62		$31.44	$28.51		$22.61	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.58		(0.03)		0.30	(0.19)		(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	5.14		7.17		4.58	3.12		6.01	(2.17)
Total from investment operations	5.72		7.14		4.88	2.93		5.90	(2.20)

LESS DISTRIBUTIONS:
From net investment income	(0.61)		(0.01)		(0.29)	—		—	(0.19)
From net realized gain	(2.40)		(2.22)		(0.42)	—		—	—
Total distributions	(3.01)		(2.23)		(0.71)	—		—	(0.19)
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.01		0.01	—		—	—
Net asset value, end of period	$43.25		$40.54		$35.62	$31.44		$28.51	$22.61
Total return	14.59	%(4)	20.70%		15.74%	10.28	%(9)	26.09%	(8.90	%)(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$806.2		$656.0		$338.7	$228.7		$137.6	$117.9

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	1.15	%(6)	1.23%		1.27%	1.31%		1.34%	1.44	%(6)
After expenses absorbed (Note 3)	1.11	%(6)(7)	1.19	%(7)	1.27%	1.31%		1.34%	1.44	%(6)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	2.56	%(6)	(0.14%)		0.84%	(0.73%)		(0.47%)	(0.79	%)(6)
After expenses absorbed (Note 3)	2.60	%(6)(8)	(0.10	%)(8)	0.84%	(0.73	%)(9)	(0.47%)	(0.79	%)(6)
Portfolio turnover rate	39	%(4)	112%		129%	139%		223%	208	%(4)

(1)	Fund commenced operations November 1, 2001.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.
(7)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.15% for the six months ended April 30, 2007 and 1.23% for the year ended October 31, 2006. (Note 3)
(8)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 2.56% for the six months ended April 30, 2007 and (0.14%) for the year ended October 31, 2006. (Note 3)

(9)	There was no effect on the total return or net investment income due to the net increase from payments by affiliates and net loss on the disposal of investments in violation of restrictions.

The accompanying notes are an integral part of these financial statements.

WWW.UPGRADERFUNDS.COM

FUNDX AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended
	April 30, 2007		Years Ended October 31,					Period Ended
	(Unaudited)		2006		2005	2004	2003	October 31, 2002(1)
Net asset value, beginning of period	$44.20		$38.09		$32.60	$30.81	$23.23	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.52		(0.04)		0.18	(0.21)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	6.22		7.67		6.05	2.01	7.69	(1.72)
Total from investment operations	6.74		7.63		6.23	1.80	7.58	(1.77)

LESS DISTRIBUTIONS:
From net investment income	(0.64)		—		(0.31)	(0.01)	—	—
From net realized gain	(1.30)		(1.58)		(0.45)	—	—	—
Total distributions	(1.94)		(1.58)		(0.76)	(0.01)	—	—
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.06		0.02	—	—	—
Net asset value, end of period	$49.00		$44.20		$38.09	$32.60	$30.81	$23.23
Total return	15.56	%(4)	20.52%		19.41%	5.85%	32.63%	(7.08	%)(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$267.3		$234.8		$70.4	$40.6	$20.7	$2.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	1.23	%(6)	1.28%		1.42%	1.51%	2.94%	12.27	%(6)
After fees waived or recouped	1.19	%(6)(7)	1.27	%(7)	1.50%	1.50%	1.50%	1.50	%(6)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	2.23	%(6)	(0.14%)		0.42%	(0.77%)	(2.68%)	(11.74	%)(6)
After fees waived or recouped	2.27	%(6)(8)	(0.13	%)(8)	0.34%	(0.76%)	(1.24%)	(0.97	%)(6)
Portfolio turnover rate	43	%(4)	119%		116%	187%	128%	182	%(4)

(1)	Fund commenced operations July 1, 2002.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.
(7)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.23% for the six months ended April 30, 2007 and 1.31% for the year ended October 31, 2006. (Note 3)
(8)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 2.23% for the six months ended April 30, 2007 and (0.18%) for the year ended October 31, 2006.  (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX CONSERVATIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended
	April 30, 2007		Years Ended October 31,					Period Ended
	(Unaudited)		2006		2005	2004	2003	October 31, 2002(1)
Net asset value, beginning of period	$35.89		$32.11		$30.06	$27.34	$22.63	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.42		0.25		0.56	(0.23)	(0.11)	(0.01)
Net realized and unrealized gain (loss) on investments	3.15		5.28		2.65	3.30	4.88	(2.36)
Total from investment operations	3.57		5.53		3.21	3.07	4.77	(2.37)

LESS DISTRIBUTIONS:
From net investment income	(0.43)		(0.32)		(0.49)	—	(0.06)	—
From net realized gain	(1.48)		(1.44)		(0.67)	(0.35)	—	—
Total distributions	(1.91)		(1.76)		(1.16)	(0.35)	(0.06)	—
Paid-in capital from redemptions fees (Note 2)	0.00	(3)	0.01		0.00 (3)	—	—	—
Net asset value, end of period	$37.55		$35.89		$32.11	$30.06	$27.34	$22.63
Total return	10.23	%(4)	17.82%		10.84%	11.28%	21.15%	(9.48	%)(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$101.0		$78.3		$43.8	$28.0	$11.1	$3.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	1.27	%(6)	1.36%		1.48%	1.66%	2.96%	8.75	%(6)
After fees absorbed or recouped	1.30	%(6)(7)	1.45	%(7)	1.50%	1.50%	1.50%	1.50	%(6)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	2.16	%(6)	0.72%		1.59%	(1.10%)	(2.23%)	(7.48	%)(6)
After fees absorbed or recouped	2.13	%(6)(8)	0.63	%(8)	1.57%	(0.94%)	(0.77%)	(0.23	%)(6)

Portfolio turnover rate	37	%(4)	111%		107%	130%	198%	114	%(4)

(1)	Fund commenced operations July 1, 2002.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.
(7)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.34% for the six months ended April 30, 2007 and 1.50% for the year ended October 31, 2006. (Note 3)
(8)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 2.09% for the six months ended April 30, 2007 and 0.58% for the year ended October 31, 2006.  (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX FLEXIBLE INCOME FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Six Months Ended
	April 30, 2007		Years Ended October 31,					Period Ended
	(Unaudited)		2006		2005	2004	2003	October 31, 2002(1)
Net asset value, beginning of period	$29.46		$28.33		$28.71	$27.97	$24.89	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.50		1.23		1.10	0.87	0.89	0.07
Net realized and unrealized gain (loss) on investments	1.14		0.99		(0.34)	0.79	2.71	(0.18)
Total from investment operations	1.64		2.22		0.76	1.66	3.60	(0.11)

LESS DISTRIBUTIONS:
From net investment income	(0.96)		(1.09)		(1.09)	(0.70)	(0.52)	—
From net realized gain	—		—		(0.06)	(0.22)	—	—
Total distributions	(0.96)		(1.09)		(1.15)	(0.92)	(0.52)	—
Paid-in capital from redemption fees (Note 2)	0.00	(3)	0.00	(3)	0.01	—	—	—
Net asset value, end of period	$30.14		$29.46		$28.33	$28.71	$27.97	$24.89
Total return	5.66	%(4)	8.06%		2.70%	6.02%	14.69%	(0.44	%)(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$124.7		$70.2		$38.7	$22.8	$9.5	$3.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	0.95	%(6)	1.09%		1.27%	1.45%	2.60%	8.44	%(6)
After fees waived and expenses absorbed	0.95	%(6)(7)	0.93	%(7)	0.99%	0.99%	0.99%	0.99	%(6)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS(5):
Before fees waived and expenses absorbed	5.08	%(6)	4.54%		4.08%	2.90%	2.23%	(5.93	%)(6)
After fees waived and expenses absorbed	5.08	%(6)(8)	4.70	%(8)	4.36%	3.36%	3.84%	1.52	%(6)
Portfolio turnover rate	6	%(4)	76%		83%	192%	173%	135	%(4)

(1)	Fund commenced operations July 1, 2002.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.01.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.
(7)	Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 0.99% for the six months ended April 30, 2007 and 0.99% for the year ended October 31, 2006. (Note 3)
(8)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 5.04% for the six months ended April 30, 2007 and 4.64% for the year ended October 31, 2006.  (Note 3)

The accompanying notes are an integral part of these financial statements.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED)

NOTE 1 – ORGANIZATION

FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund and FundX Flexible Income Fund (the “Funds”) are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

FundX Upgrader Fund (“Upgrader Fund”) commenced operations on November 1, 2001.  FundX Aggressive Upgrader Fund (“Aggressive Fund”), FundX Conservative Upgrader Fund (“Conservative Fund”) and FundX Flexible Income Fund (“Flexible Income Fund”) commenced operations on July 1, 2002.

The investment objective of the Upgrader Fund and the Aggressive Fund is to maximize capital appreciation over the long term without regard to income.  The investment objective of the Conservative Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.  The investment objective of the Flexible Income Fund is to generate total return, which is capital appreciation plus current income.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Redeemable securities issued by Investment Companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.  As of April 30, 2007, the Funds did not hold fair valued securities.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

According to Section 12(d)(1)(F) of the Investment Company Act of 1940, a registered investment company may restrict the redemption of its shares by a Fund and certain of its affiliates to 1% of its total outstanding shares during a 30 day period.  Under the Trust’s Liquidity Guidelines, an investment company position that exceeds 1% of the outstanding shares may be considered illiquid.  In addition, each Fund is restricted from investing more than 15% of its net assets in illiquid securities.

B.
Federal Income Taxes.  The Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.  At October 31, 2006, the Flexible Income Fund had a capital loss carryforward available for federal income tax purposes of $742,406 of which $292,536 expires in 2013 and $449,870 expires in 2014, to offset future gains.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED), CONTINUED

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share.  The Funds charge a 2.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

H.
New Accounting Pronouncements.  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last NAV calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  On December 22, 2006, the SEC granted a six-month delay in the required implementation of FIN 48 for mutual funds.  At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007.  Management is currently evaluating the implications of SFAS 157, and its impact on the financial statements has not yet been determined.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DAL Investment Company, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Funds.  As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% on the first $500 million of average daily net assets, 0.90% on net assets of $500 million to $750 million, 0.80% on net assets of $750 million to $1 billion and 0.70% on nest assets exceeding $1 billion for the Upgrader Fund, the Aggressive Fund and the Conservative Fund.  For the Flexible Income Fund, the Advisor receives a monthly fee at an annual rate of 0.70% based upon the average daily net assets of the Fund.  For the six months ended April 30, 2007, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund incurred $3,513,506, $1,241,200, $445,622, and $350,877 in investment advisory fees, respectively.

The Advisor has contractually agreed to limit the Funds’ total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses so that their ratio of expenses to average net assets will not exceed the following:

Upgrader Fund	1.50%
Aggressive Fund	1.50%
Conservative Fund	1.50%
Flexible Income Fund	0.99%

The contract’s term is indefinite and may be terminated only by the Board of Trustees.  The Advisor is permitted to seek reimbursement from the Funds, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.

At April 30, 2007, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Flexible Income Fund that may be recouped was $192,011.  The Advisor may recapture portions of the above amount no later than the dates as stated below:

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED), CONTINUED

	October 31
	2007	2008	2009	2010
Flexible Income Fund	(63,071)	(81,305)	(47,635)	—

For the six months ended April 30, 2007, fees of $31,778 and $24,936 waived by the Advisor in 2004 were recouped from the Conservative Fund and Flexible Income Fund, respectively.

The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

$0 to $150 million	0.10% of average daily net assets
$150 to $500 million	0.05% of average daily net assets
$500 to $1 billion	0.04% of average daily net assets
Over $1 billion	0.03% of average daily net assets
Minimum annual fee - $30,000 for the first fund, $15,000 each additional fund

For the six months ended April 30, 2007, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund incurred $176,611, $60,755, $22,014, and $24,811 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the six months ended April 30, 2007, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund were each allocated $892 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. (“U.S. Bank”) serves as the Funds’ custodian (the “Custodian”).  Both the Distributor and Custodian are both affiliates of the Administrator.

U.S. Bank receives fees from the underlying funds (“Underlying Funds”) in which the Funds invest for servicing these same shareholder accounts of the Underlying Funds by third parties.  USBFS and the Funds have agreed that USBFS will reduce its fees for fund administration, fund accounting, fund transfer agency and fund custodial services in an amount equal to 70% of the fees received by U.S. Bank.  For the six months ended April 30, 2007, this expense reduction, in the aggregate, equaled $150,367, $50,558, $21,997 and $23,501 for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.  These expense reductions are reflected on the Statement of Operations as “expenses paid indirectly.”

The breakdown of these credits by the Funds offset the following service provider expense for the six months ended April 30, 2007:

Fund	Custody	Fund Accounting	Fund Administration	Transfer Agency
Upgrader Fund	$12,220	$23,691	$88,694	$25,762
Aggressive Fund	4,104	3,698	28,016	14,740
Conservative Fund	1,871	2,977	10,817	6,332
Flexible Income Fund	1,973	3,172	12,137	6,219

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the six months ended April 30, 2007 are as follows:

	Purchases	Sales
Upgrader Fund	$347,664,182	$267,288,934
Aggressive Fund	108,981,823	102,735,031
Conservative Fund	47,989,008	31,045,083
Flexible Income Fund	57,228,876	5,741,603

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED), CONTINUED

The cost basis of investments for federal income tax purposes at April 30, 2007 was as follows:

	FundX	FundX	FundX	FundX
	Upgrader	Aggressive	Conservative	Flexible Income
	FundX	Upgrader Fund	Upgrader Fund	Upgrader Fund
Cost of investments (a)	$675,732,214	$226,295,596	$88,699,405	$119,216,249
Gross tax unrealized appreciation	132,763,664	44,821,074	12,792,535	4,581,557
Gross tax unrealized depreciation	(1,958,541)	(1,437,079)	(642,465)	(337,692)
Net tax unrealized appreciation	$130,805,123	$43,383,995	$12,150,070	$4,243,865

(a)
At April 30, 2007, the difference between the basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for income tax purposes.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2007 (estimated) and 2006 for the Upgrader Fund was as follows:

	2007	2006
Distributions paid from:
Ordinary income	$10,060,077	$6,139,066
Long-term capital gain	39,631,759	16,919,313

The tax character of distributions paid during 2007 (estimated) and 2006 for the Aggressive Fund was as follows:

	2007	2006
Distributions paid from:
Ordinary income	$3,484,684	$1,469,892
Long-term capital gain	7,068,381	2,329,499

The tax character of distributions paid during 2007 (estimated) and 2006 for the Conservative Fund was as follows:

	2007	2006
Distributions paid from:
Ordinary income	$977,946	$1,156,252
Long-term capital gain	3,363,190	1,387,646

The tax character of distributions paid during 2007 (estimated) and 2006 for the Flexible Income Fund was as follows:

	2007	2006
Distributions paid from:
Ordinary income	$3,077,507	$1,484,200
Long-term capital gain	—	—

As of October 31, 2006, components of distributable earnings/(losses) on a tax basis were as follows:

		FundX	FundX	FundX
	FundX	Aggressive	Conservative	Flexible
	Upgrader	Upgrader	Upgrader	Income
	Fund	Fund	Fund	Fund
Undistributed ordinary income	$10,704,761	$—	$376,465	$1,833,912
Undistributed long-term capital gain	28,926,817	7,068,299	2,986,506	—
Total distributable earnings	39,631,578	7,068,299	3,362,971	1,833,912
Other accumulated gains/(losses)	—	—	—	(742,406)
Total accumulated earnings	$111,374,100	$28,638,183	$11,568,459	$3,110,315

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED), CONTINUED

NOTE 6 – INVESTMENT COMPANY POSITIONS IN EXCESS OF 1% TOTAL OUTSTANDING SHARES

As discussed in Note 2, the sale of shares may be restricted on investment company positions that exceed 1% of the investment company’s total outstanding shares. At April 30, 2007, the following Funds had holdings that exceeded this 1% threshold. Information concerning these investments is as follows:

FundX Upgrader Fund
		Market Value
Fund Name	Shares	as of April 30, 2007
AllianceBernstein Real Estate Fund - Class A	212,110	$5,888,179
BlackRock International Opportunities Portfolio - Service Class	266,549	11,992,044
BlackRock Mid-Cap Value Fund - Institutional Class	932,137	13,394,815
Columbia Real Estate Equity Fund - Class Z	83,069	1,939,661
	1,493,865	$33,214,699

Total net assets as of April 30, 2007		$806,152,416
Percentage of positions in excess of 1% total outstanding shares		4.12%

FundX Aggressive Upgrader Fund
		Market Value
Fund Name	Shares	as of April 30, 2007
AllianceBernstein Real Estate Fund - Class A	41,153	$1,142,408
BlackRock International Opportunities Portfolio - Service Class	25,436	365,517
Columbia Real Estate Equity Fund - Class Z	35,040	818,184
	101,629	$2,326,109

Total net assets as of April 30, 2007		$267,347,437
Percentage of positions in excess of 1% total outstanding shares		0.87%

FundX Conservative Upgrader Fund
		Market Value
Fund Name	Shares	as of April 30, 2007
Heartland Value Plus Fund	12,792	$376,210
Old Mutual Heitman Reit Fund - Class Z	100,836	1,541,783
	113,628	$1,917,993

Total net assets as of April 30, 2007		$101,090,749
Percentage of positions in excess of 1% total outstanding shares		1.90%

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FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS APRIL 30, 2007 (UNAUDITED), CONTINUED

FundX Flexible Income Fund
		Market Value
Fund Name	Shares	as of April 30, 2007
Buffalo Balanced Fund	66,875	$809,189
	66,875	$809,189

Total net assets as of April 30, 2007		$124,670,826
Percentage of positions in excess of 1% total outstanding shares		0.65%

NOTE 7 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund a credit facility pursuant to four separate Loan and Security Agreements for each of the above mentioned Funds for the purpose of purchasing portfolio securities.  For the period November 1, 2006 through April 30, 2007, the average interest rate on the outstanding principal amount was 8.25%, 8.25%, 8.25% and 8.25%, respectively.  Advances are not collateralized by a first lien against the Funds’ assets.  During the period November 1, 2006 through April 30, 2007, the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund had outstanding average daily balances of $795,326, $560,638, $92,996 and $53,228, respectively.  The maximum amounts outstanding for the current lending agreement during that period were $19,575,000, $10,225,000, $2,815,000 and $2,541,000 for the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.  Interest expense amounted to $32,989 for the Upgrader Fund, $23,255 for the Aggressive Fund, $3,458 for the Conservative Fund and $2,208 for the Flexible Income Fund for the period November 1, 2006 through April 30, 2007.  At April 30, 2007, the Conservative Fund had a loan payable balance of $394,000.

WWW.UPGRADERFUNDS.COM

FUNDX UPGRADER FUNDS

FEDERAL TAX INFORMATION (UNAUDITED)

The Upgrader Fund (the ÒUpgrader FundÓ), Aggressive Fund (the ÒAggressive FundÓ), Conservative Upgrader Fund (the ÒConservative FundÓ) and Flexible Income Fund (the ÒFlexible Income FundÓ) designate 19.23%, 56.30%, 32.69% and 17.74%, respectively, of the dividends declared from net investment income during the year ended October 31, 2006 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended October 31, 2006, 8.2%, 23.0%, 14.6% and 3.5% of the ordinary distributions paid by the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively, qualify for the dividend received deduction available to corporate shareholders.

For the year ended October 31, 2006, 0.71%, 1.60%, 0.60% and 0.25% of ordinary distributions paid by Upgrader Fund, Aggressive Upgrader Fund, Conservative Upgrader Fund and Flexible Income Fund, respectively, is designated as interest related dividends.

For the year ended October 31, 2006, $16,919,313, $2,329,499, $ 1,387,646 and $0 were designated as long-term capital gain dividends pursuant to section 852 (b)(3) of the Internal Revenue Code by the Upgrader Fund, Aggressive Fund, Conservative Fund and Flexible Income Fund, respectively.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] and by accessing the Funds’ website at www.fundx.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, by calling toll-free at (866) 455-FUND [3863].  In addition, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (866) 455-FUND [3863].  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ schedules of portfolio holdings are posted on their website at www.fundx.com within ten business days after calendar quarter end.

WWW.UPGRADERFUNDS.COM

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FundX Upgrader Funds

ADVISOR
DAL Investment Company LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94104

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee,WI 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee,WI 53202
(866) 455-FUND

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait,Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA 94105-3441

	Symbol	CUSIP
FundX Upgrader Fund	FUNDX	742935547
FundX Aggressive Upgrader Fund	HOTFX	742935521
FundX Conservative Upgrader Fund	RELAX	742935513
FundX Flexible Income Fund	INCMX	742935497

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

By (Signature and Title)*    /s/Robert M. Slotky
                                                         Robert M. Slotky, President

Date  July 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
                                                         Robert M. Slotky, President

Date  July 2, 2007

By (Signature and Title)*    /s/Eric W. Falkeis
                                                         Eric W. Falkeis, Treasurer

Date  July 6, 2007

* Print the name and title of each signing officer under his or her signature.